RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 16:- RELATED PARTY BALANCES AND TRANSACTIONS

a.The Company entered into a number of agreements for the purchase of infrastructure, construction and services from C. Mer Industries Ltd. ("C. Mer"), a publicly traded company in Israel (TASE). The Company's controlling shareholder, FIMI Opportunity Funds ("FIMI"), holds approximately 36.6% of C. Mer's share capital.

b.In December 2015 the Company entered into a memorandum of understanding with Orbit Communication Systems, ("Orbit"), a publicly traded company in Israel (TASE), for development and manufacture of antenna for an aggregate amount of approximately $1,750. The memorandum specifies prices per additional product units ordered in the future by the Company. In August 2017, FIMI acquired approximately 33.4% of Orbit's share capital and representatives of FIMI serve on Orbit's board of directors. As of December 31, 2020, FIMI holds approximately 41.7% of Orbit share capital.

c.Transactions with the related parties:

	Year ended December 31,
	2020	2019	2018

Cost of revenues of products	$113	$2,048	$764

Research and development	$-	$-	$346

Purchase of property and equipment and inventory	$100	$-	$101

d.Balances with the related parties:

	December 31,
	2020	2019

Advance payments	$-	$344

Deferred charges	$8	$-

Trade payables	$899	$109

Accrued expenses	$-	$1,761